COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 3)	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 SICO Plans Y	Nov. 30, 2011 MetLife Inc. (MetLife) USD ($)	Mar. 31, 2011 MetLife Inc. (MetLife) USD ($)	Dec. 31, 2011 MetLife Inc. (MetLife) USD ($)	Dec. 31, 2011 Standby letters of credit USD ($)	Nov. 30, 2010 Indemnification related to breaches of general representations and warranties MetLife Inc. (MetLife) M	Dec. 31, 2011 Indemnification related to breaches of general representations and warranties MetLife Inc. (MetLife) USD ($)	Dec. 31, 2011 Indemnification related to breaches of general representations and warranties AIG Star and AIG Edison USD ($)	Dec. 31, 2011 Indemnification related to breaches of general representations and warranties AIG Star and AIG Edison JPY (¥)	Dec. 31, 2011 Other indemnification USD ($)	Mar. 31, 2011 Tax indemnification MetLife Inc. (MetLife) USD ($)	Dec. 31, 2011 Tax indemnification MetLife Inc. (MetLife) USD ($)	Dec. 31, 2011 Performance of SICO SICO Plans
Guarantees
Amount outstanding under standby letters of credit at end of period					$ 437,000,000
Aggregate deductible amount under guarantee							125,000,000			0		50,000,000
Maximum amount exposed under guarantee							2,250,000,000	1,300,000,000	102,000,000,000			200,000,000
Period of guarantee (in months)						21
Payments related to guarantee											300,000,000
Payments made or placed in escrow accounts at end of period				1,600,000,000
Payments made or placed in escrow accounts initial amount				3,000,000,000
Amount required to be held in escrow				0
Amount released in accordance with the MetLife escrow agreement from the sale of ALICO		918,000,000	300,000,000	150,000,000
Minimum amount exposed under guarantee								$ 53,000,000	¥ 4,100,000,000
Contingency
Period of Deferred Compensation Profit Participation Plans (in years)	2
Maximum number of shares of AIG Common Stock that AIG could be required to deliver under the SICO Assurance Agreement													195,908